Leases (Maturities of Lease Liabilities) (Details) - USD ($) $ in Millions	Sep. 27, 2019	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2019	$ 8.4
2020	31.6
2021	26.3
2022	24.0
2023	22.6
Thereafter	145.2
Total operating lease payments	258.1
Less: imputed interest	44.3
Total operating lease liabilities	$ 213.8	$ 191.0